Loan Servicing Activities (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013 item	Dec. 31, 2012 item	Dec. 31, 2011 item
Mortgage servicing portfolio
Mortgage loans held for sale	$ 653,789	$ 417,742	$ 84,384
Total loans serviced	44,405,676	28,152,549	7,736,608
Amount subserviced for the Company	869,315	421,380	445,874
Delinquent mortgage loans:
30 days	481,982	379,537	267,723
60 days	196,632	183,450	165,497
90 days or more	1,288,522	964,698	796,160
Total delinquent mortgage loans	1,967,136	1,527,685	1,229,380
Loans pending foreclosure	1,322,401	1,366,016	1,504,992
Total delinquent mortgage loans and loans pending foreclosure	3,289,537	2,893,701	2,734,372
Custodial funds managed by the Company	615,716	413,642	86,623
Number of top states for which geographical loan distribution was measured	5	5	5
California
Mortgage servicing portfolio
Total loans serviced	16,410,235	10,696,508	2,617,167
Florida
Mortgage servicing portfolio
Total loans serviced	2,003,649	1,385,286	622,387
Colorado
Mortgage servicing portfolio
Total loans serviced	1,895,865	1,299,295
Texas
Mortgage servicing portfolio
Total loans serviced	2,285,834	1,223,382
Washington
Mortgage servicing portfolio
Total loans serviced		1,143,849
Oregon
Mortgage servicing portfolio
Total loans serviced			448,358
New York
Mortgage servicing portfolio
Total loans serviced			403,904
Illinois
Mortgage servicing portfolio
Total loans serviced			262,433
All other states
Mortgage servicing portfolio
Total loans serviced	19,486,289	12,404,229	3,382,359
Affiliated entities
Mortgage servicing portfolio
Total loans serviced, excluding loans held for sale	24,974,284	16,552,939	3,533,529
Agencies
Mortgage servicing portfolio
Total loans serviced, excluding loans held for sale	17,622,302	9,860,284	2,547,679
Private investors
Mortgage servicing portfolio
Total loans serviced, excluding loans held for sale	1,155,301	1,321,584	1,571,016
Servicing rights owned
Mortgage servicing portfolio
Mortgage loans held for sale	653,789	417,742	84,384
Total loans serviced	19,431,392	11,599,610	4,203,079
Amount subserviced for the Company	41,971	45,562	95,243
Delinquent mortgage loans:
30 days	246,910	191,884	132,035
60 days	72,849	60,886	60,241
90 days or more	158,577	112,847	88,407
Total delinquent mortgage loans	478,336	365,617	280,683
Loans pending foreclosure	65,881	75,329	99,859
Total delinquent mortgage loans and loans pending foreclosure	544,217	440,946	380,542
Custodial funds managed by the Company	302,786	263,562	84,220
Servicing rights owned | Agencies
Mortgage servicing portfolio
Total loans serviced, excluding loans held for sale	17,622,302	9,860,284	2,547,679
Servicing rights owned | Private investors
Mortgage servicing portfolio
Total loans serviced, excluding loans held for sale	1,155,301	1,321,584	1,571,016
Subservicing
Mortgage servicing portfolio
Total loans serviced	24,974,284	16,552,939	3,533,529
Amount subserviced for the Company	827,344	375,818	350,631
Delinquent mortgage loans:
30 days	235,072	187,653	135,688
60 days	123,783	122,564	105,256
90 days or more	1,129,945	851,851	707,753
Total delinquent mortgage loans	1,488,800	1,162,068	948,697
Loans pending foreclosure	1,256,520	1,290,687	1,405,133
Total delinquent mortgage loans and loans pending foreclosure	2,745,320	2,452,755	2,353,830
Custodial funds managed by the Company	312,930	150,080	2,403
Subservicing | Affiliated entities
Mortgage servicing portfolio
Total loans serviced, excluding loans held for sale	$ 24,974,284	$ 16,552,939	$ 3,533,529